Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Wealth management	¥ 53,546	$ 7,763	¥ 94,232
Asset management	1,161	168	3,704
Insurance consulting	6,999	1,015	3,290
Others	6,723	975	260
Total net revenues	68,429	9,921	101,486
Operating costs and expenses:
Cost of sales	(14,601)	(2,117)	(22,064)
Selling expenses	(42,135)	(6,109)	(77,085)
General and administrative expenses	(49,952)	(7,242)	(50,764)
Total operating costs and expenses	(106,688)	(15,468)	(149,913)
Loss from operations	(38,259)	(5,547)	(48,427)
Other income, net:
Interest income	4,579	664	4,088
Investment loss	(176)	(26)
Sundry income	723	105	1,674
Loss before income taxes	(33,133)	(4,804)	(42,665)
Income tax benefit	1,679	243	3,421
Net loss	(31,454)	(4,561)	(39,244)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	351	51	(160)
Total comprehensive loss	¥ (31,103)	$ (4,510)	¥ (39,404)
Net loss per share:
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.348)	$ (0.05)	¥ (0.434)
Net loss per ADS:
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.522)	$ (0.076)	¥ (0.651)
Weighted average number of shares used in computation:
Basic and diluted (in Shares)	90,472,014	90,472,014	90,472,014
Net loss	¥ (31,454)	$ (4,561)	¥ (39,244)